Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] July Warrants [Member]	Common Stock [Member] August Warrants [Member]	Common Stock [Member] Series B Warrants [Member]	Preferred Stock [Member]	Preferred Stock [Member] July Warrants [Member]	Preferred Stock [Member] August Warrants [Member]	Preferred Stock [Member] Series B Warrants [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] July Warrants [Member]	Additional Paid-in Capital [Member] August Warrants [Member]	Additional Paid-in Capital [Member] Series B Warrants [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Other Comprehensive Income / (Loss) [Member]	Other Comprehensive Income / (Loss) [Member] July Warrants [Member]	Other Comprehensive Income / (Loss) [Member] August Warrants [Member]	Other Comprehensive Income / (Loss) [Member] Series B Warrants [Member]	Other Comprehensive Income / (Loss) [Member] Series B Preferred Stock [Member]	Other Comprehensive Income / (Loss) [Member] Series C Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] July Warrants [Member]	Accumulated Deficit [Member] August Warrants [Member]	Accumulated Deficit [Member] Series B Warrants [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member] Series C Preferred Stock [Member]	Total	July Warrants [Member]	August Warrants [Member]	Series B Warrants [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2020	337,500								0	0
Balance at Dec. 31, 2020	$ 3				$ 0						$ 457,219						$ 8						$ (360,433)						$ 96,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0				0						0						0						(9,706)						(9,706)
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0								0	0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0				0						268						0						0						268
Actuarial (loss) gain	$ 0				0						0						(10)						0						(10)
Balance (in shares) at Dec. 31, 2021	337,500								0	0
Balance at Dec. 31, 2021	$ 3				0						457,487						(2)						(370,139)						87,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0				0						0						0						36,300						36,300
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0								0	0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0				0						107						0						0						107
Common shares exchanged for Series B preferred shares (Note 9) (in shares)	(188,974)
Common shares exchanged for Series B preferred shares (Note 9) (in shares)									793,657
Common shares exchanged for Series B preferred shares (Note 9)	$ (1)				8						9,264						0						(9,271)						0
Issuance of common stock under ATM program, net of issuance costs (Note 9) (in shares)	175,507								0	0
Issuance of common stock under ATM program, net of issuance costs (Note 9)	$ 2				0						1,786						0						0						1,788
Issuance of units, net of issuance costs (Note 9) (in shares)	508,000								0	0
Issuance of units, net of issuance costs (Note 9)	$ 5				0						7,121						0						0						7,126
Issuance of common stock and warrants, net of issuance costs (Note 9) (in shares)		1,133,333	2,222,222
Issuance of common stock and warrants, net of issuance costs (Note 9)		$ 11	$ 22		0							$ 5,260	$ 13,685					$ 0	$ 0					$ 0	$ 0					$ 5,271	$ 13,707
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 9) (in shares)									(657,396)
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 9) (in shares)										1,314,792
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 9)	0				7						11,867						0						(6,944)						4,930
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)									(657,396)
Actuarial (loss) gain	0				0						0						68						0						68
Deemed dividend to the warrants holders due to triggering of a down-round feature (Note 9)		0	0			$ 0	$ 0					214	902					0	0					(214)	(902)					0	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Note 9)	$ 0				0						5,930						0						(5,930)						0
Dividends declared and paid									$ 0	$ 0					$ 0	$ 0					$ 0	$ 0					$ (530)	$ (411)					$ (530)	$ (411)
Balance (in shares) at Dec. 31, 2022	4,187,588								136,261	1,314,792
Balance at Dec. 31, 2022	$ 42				15						513,623						66						(358,041)						155,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0				0						0						0						69,413						69,413
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0								0	0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0				0						52						0						0						52
Issuance of common stock under ATM program, net of issuance costs (Note 9) (in shares)	224,817								0	0
Issuance of common stock under ATM program, net of issuance costs (Note 9)	$ 2				0						671						0						0						673
Issuance of common stock and warrants, net of issuance costs (Note 9) (in shares)				5,556,000
Issuance of common stock and warrants, net of issuance costs (Note 9)				$ 56				$ 0						$ 7,713						$ 0						$ 0						$ 7,769
Alternative cashless exercise of Series A warrants (Note 9) (in shares)	3,597,100								0	0
Alternative cashless exercise of Series A warrants (Note 9)	$ 36				0						3,379						0						0						3,415
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 9) (in shares)									(85,535)
Exercise of July 2022 and August 2022 warrants (Note 9) (in shares)	200,000								0	0
Exercise of July 2022 and August 2022 warrants (Note 9)	$ 2				0						328						0						0						330
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)									(85,535)
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)										171,070
Series B preferred shares exchanged for Series C preferred shares (Note 9)	$ 0				0						482						0						0						482
Series C preferred shares converted to common shares (Note 9) (in shares)	1,064,207
Series C preferred shares converted to common shares (Note 9) (in shares)										(57,490)
Series C preferred shares converted to common shares (Note 9)	$ 11				0						(11)						0						0						0
Repurchase and retirement of common stock (Note 9) (in shares)	(2,550,036)								0	0
Repurchase and retirement of common stock (Note 9)	$ (26)				0						(2,723)						0						0						(2,749)
Actuarial (loss) gain	0				0						0						(17)						0						(17)
Deemed dividend to the warrants holders due to triggering of a down-round feature (Note 9)		$ 0	$ 0			$ 0	$ 0					$ 256	$ 533					$ 0	$ 0					$ (256)	$ (533)					$ 0	$ 0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Note 9)	$ 0				0						9,809						0						(9,809)						0
Dividends declared and paid									$ 0	$ 0					$ 0	$ 0					$ 0	$ 0					$ (55)	$ (1,834)					$ (55)	$ (1,834)
Balance (in shares) at Dec. 31, 2023	12,279,676								50,726	1,428,372
Balance at Dec. 31, 2023	$ 123				$ 15						$ 534,112						$ 49						$ (301,115)						$ 233,184